Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Real Estate
Construction in Progress	$ 31,262,668	$ 26,146,557	$ 9,996,671
Land Held for Development	25,206,357	25,449,641	25,997,185
Real Estate Held For Sale	119,738	1,319,368	1,285,185
Real Estate Assets	56,588,763	52,915,566	37,279,041
Cash	595,457	392,172	2,291,529
Restricted Cash	2,650,718	2,631,761	2,600,000
Rent Receivable	1,600	18,260	28,857
Prepaid Expenses	35,099	85,449	66,666
Fixed Assets, Net	27,311	34,623	41,508
Deposits	23,603	23,603	21,491
TOTAL ASSETS	59,922,551	56,101,434	42,329,092
LIABILITIES
Accounts Payable and Accrued Expenses	980,175	1,452,878	1,314,818
Accrued Interest - Related Parties	1,800,339	6,284,302	3,622,113
Tenant Security Deposits	2,625	5,175	10,900
Builder Deposits	5,754,295	5,900,000	5,900,000
Notes Payable, Net of Debt Discount	9,771,821	12,864,712	2,423,930
Notes Payable - Related Parties, Net of Debt Discount	8,319,408	500,000	26,783,428
TOTAL LIABILITIES	26,628,663	27,007,067	40,055,189
STOCKHOLDERS' DEFICIT
Common Stock, at par $0.0001, 500,000,000 shares authorized, issued, and outstanding	50,000	50,000	50,000
Subscription Receivable - 500,000,000 shares	(50,000)	(50,000)	(50,000)
Additional Paid In Capital	33,238,322	28,499,637	622,431
Accumulated deficit	(2,163,517)	(1,683,152)	(774,601)
Total Shareholders' Equity - SeD Home Inc. and Subsidiaries	31,074,805	26,816,485	(152,170)
Non-controlling Interest	2,219,083	2,277,882	2,426,073
Total Shareholders' Equity	33,293,888	29,094,367	2,273,903
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 59,922,551	$ 56,101,434	$ 42,329,092